Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Contractual advances
Disclosure of recoverable cash advances
Sleep apnea device (6472)	€ 1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvements (7388)	1,467
Total Recoverable cash advances	7,627
Advances received
Disclosure of recoverable cash advances
Sleep apnea device (6472)	1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvements (7388)	1,467
Total Recoverable cash advances	7,627
Amounts reimbursed
Disclosure of recoverable cash advances
Sleep apnea device (6472)	480
First articles (6839)	494
Clinical trial (6840)	210
Activation chip improvements (7388)	44
Total Recoverable cash advances	€ 1,228